INVESTMENTS, DEBT AND DERIVATIVES - Debt and derivatives narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Net foreign exchange gain	$ 9	$ 81	$ 181
At amortized cost | Borrowing, of which other borrowings
Disclosure of financial assets [line items]
Other payables	83	88
Deferred consideration	0	72
Net foreign exchange gain	$ 0	$ 12